Equity - Treasury Stock - Additional Information (Details) - shares	1 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Equity
Treasury stock as a percentage of capital, held by parent			1.31%	0.40%
Treasury stock | Class B, Preference shares | Restricted share unit retention plan
Equity
Number of shares delivered to eligible employees as a compensation for the Restricted Share Unit Retention Plan	361,530	402,888
Treasury stock | Class A and Class B shares
Equity
Treasury stock as a percentage of capital, held by parent			1.30%
Treasury stock | Class B Shares
Equity
Treasury stock as a percentage of capital, held by parent				0.40%